Note 5 - Accounts Payable and Accrued Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Note 5 - Accounts Payable and Accrued Liabilities [Line Items]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]

Note 5 – Accounts Payable and Accrued Liabilities

Accounts payable and accrued liabilities consisted of the following:

	September 30, 2014	December 31, 2013
Accounts payable	$606,410	$565,127
Accrued payroll liabilities and related penalties	683,071	607,134
Accrued salary	771,399	418,440
Accrued interest	251,926	158,869
Other accruals	123,638	117,622
	$2,436,444	$1,867,192

As of September 30, 2014 and December 31, 2013, the Company accrued $683,071 and $607,134, respectively, pursuant to state and federal payroll tax liabilities and related penalties. Although the Company plans to settle these amounts, there is no assurance that its efforts to settle will be successful. Tax liens in the aggregate amount of $6,164 were filed against the Company as of December 31, 2013 by the South Carolina Department of Revenue due to these delinquent payments and failure to file the required tax forms. Tax liens in the aggregate amount of $675,057 were filed against the Company as of April 15, 2014 by the Internal Revenue Service due to these delinquent payments and failure to file the required tax forms. The Company has filed all required payroll tax forms as of the date of this filing and is negotiating with the taxing authorities to resolve these liabilities.

Note 5 – Accounts Payable and Accrued Liabilities

Accounts payable and accrued liabilities consisted of the following:

	December 31,
	2013	2012
Accounts payable	$565,127	$432,436
Accrued payroll liabilities and related penalties	607,134	411,670
Accrued salary	418,440	143,167
Accrued interest	158,869	134,559
Other accruals	117,622	539
	$1,867,192	$1,122,371

 As of December 31, 2013 and 2012, the Company accrued $607,134 and $411,670, respectively, pursuant to state and federal payroll tax liabilities and related penalties.  Although the Company plans to settle these amounts, there is no assurance that its efforts to settle will be successful.  Tax liens in the aggregate amount of $6,164 were filed against the Company as of December 31, 2013 by the South Carolina Department of Revenue due to these delinquent payments and failure to file the required tax forms.  Action by federal taxing authorities has not been initiated or threatened at this point.  There is no assurance, however, that such action will not be initiated in the future. In October 2013, the Company obtained representation and is negotiating with the taxing authorities to resolve these liabilities.

Yeso Med [Member]
Note 5 - Accounts Payable and Accrued Liabilities [Line Items]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]

Note 6 – Payable to Yeso-med

On December 1, 2011, the Company entered into a 5-year agreement with Wuxi Yushou Medical Appliance Co., Ltd (“Yeso-med”). Pursuant to the agreement, commencing from the date that Yeso-med demonstrates to the Company’s satisfaction that it has the capacity to commence regular production of the syringes in the 3ml size in the minimum amount of at least 2,500,000 units per month, the Company will place orders of at least 2,500,000 units per month for the term of this agreement. If the Company does not place with Yeso-med the minimum order for a single month, Yeso-med shall have the right to receive payments from the Company equal to 50% of the supply price of each unit below the minimum order amount required for that month.  The Company has the right to have the amount paid under this requirement to serve as payment against future orders provided the quantity ordered exceeds the minimum quantity for that month. In July 2012, Yeso-med met the capacity requirement. However, the Company has not yet placed an order as of September 30, 2014.  As of September 30, 2014 and December 31, 2013, a payable was recorded to Yeso-med related to this minimum purchase requirement of $4,171,270 and $2,749,075, for which no payments have been made, respectively. During the nine months ended September 30, 2014 and 2013, $1,422,195 and $1,469,357 was recorded as a loss on firm purchase commitments, respectively. No demands for payment have been made by Yeso-med.

The payable to Yeso-med also included amounts due for product purchased of $208,501 and amounts due for equipment purchased of $289,519 as of September 30, 2014 and the same amount at December 31, 2013, respectively.

Note 6 – Payable to Yeso-med

On December 1, 2011, the Company entered into a 5-year agreement with Wuxi Yushou Medical Appliance Co., Ltd (“Yeso-med”). Pursuant to the agreement, commencing from the date that Yeso-med demonstrates to the Company’s satisfaction that it has the capacity to commence regular production of the syringes in the 3ml size in the minimum amount of at least 2,500,000 units per month, the Company will place orders of at least 2,500,000 units per month for the term of this agreement. If the Company does not place with Yeso-med the minimum order for a single month, Yeso-med shall have the right to receive payments from the Company equal to 50% of the supply price of each unit below the minimum order amount required for that month.  The Company has the right to have the amount paid under this requirement to serve as payment against future orders provided the quantity ordered exceeds the minimum quantity for that month. In July 2012, Yeso-med met the capacity requirement. However, the Company has not yet placed an order as of December 31, 2013.  As of December 31, 2013 and 2012, a payable was recorded to Yeso-med related to this minimum purchase requirement of $2,749,075 and $783,593, respectively. For 2013 and 2012, $1,965,482 and $783,593 was recorded as a loss on firm purchase commitments, respectively.

The payable to Yeso-med also included amounts due for product purchased of $208,501 and $208,258 as of December 31, 2013 and 2012, respectively, and amounts due for equipment purchased of $289,519 and $289,009 as of December 31, 2013 and 2012, respectively.